Accounts payable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Detailed Information about Accounts Payable

	2020		2019		2018
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Trade payable and related parties (1)	682	136,930	1,869	145,942	2,227	81,450
Guarantee deposits	28	766	21	704	19	492
Payables with partners of JO	—	5,080	575	851	1,127	324
Miscellaneous	—	1,607	—	1,098	—	1,959

	710	144,383	2,465	148,595	3,373	84,225

(1)	For more infiormation about related parties, see Note 35.